Amounts Receivable and Prepaids (Narrative) (Details) $ in Millions	6 Months Ended
Sep. 30, 2024 USD ($)
Trade and other receivables [abstract]
Provision on sales tax receivables	$ 4.5
Amount of additional provision recognized	0.3
Amount recovered by company	0.8
Sales tax payable	2.3
Amount of reversed additional recognized	$ 0.5